Goodwill and Intangible Assets- Changes in the carrying value of goodwill (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) item
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	$ 81,396	$ 10,266	$ 52,862
New acquisitions (Note 5)	27,804	67,053
Impairment provided	(10,554)		(36,726)
Foreign exchange impact	4,406	4,077	(5,870)
Balance at the end of the period	94,240	81,396	$ 10,266
Number of acquisitions | item			0
Portal advertising
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period			$ 41,745
Impairment provided			(36,726)
Foreign exchange impact			(5,019)
Weibo
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	13,420	10,266	11,117
New acquisitions (Note 5)	27,152	2,318
Impairment provided	(10,554)
Foreign exchange impact	672	836	(851)
Balance at the end of the period	29,346	13,420	$ 10,266
Others
Changes in the carrying value of goodwill by segment
Balance at the beginning of the period	67,976
New acquisitions (Note 5)	652	64,735
Foreign exchange impact	3,734	3,241
Balance at the end of the period	$ 64,894	$ 67,976